                     File Nos. 811-524 and 33-43846




                   SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933             [ X ]

                        Pre-Effective Amendment No.                 [   ]


                     Post-Effective Amendment No.  96               [ X ]


                                  and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940     [   ]

                           Amendment No.                            [   ]

                  (Check appropriate box or boxes)

                   THE DREYFUS/LAUREL FUNDS TRUST
         (Exact Name of Registrant as Specified in Charter)

c/o The Dreyfus Corporation
200 Park Avenue, New York, New York  10166
(Address of Principal Executive Offices)  (Zip Code)

Registrant's Telephone Number, including Area Code:  (212) 922-6020

                          Daniel C. Maclean, Esq.
                          The Dreyfus Corporation
                              200 Park Avenue
                         New York, New York  10166
                 (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)


__X__ immediately upon filing pursuant to paragraph (b)

_____ on ____________  pursuant to paragraph (b)

_____ 60 days after filing pursuant to paragraph (a) (i)

_____ on (date) pursuant to paragraph (a) (i)

_____ 75 days after filing pursuant to paragraph (a) (ii)

_____ on (date) pursuant to paragraph (a) (ii) of Rule 485



Registrant has registered an indefinite number of shares of its Beneficial Interest under the Securities Act of 1933 pursuant to Sec. 24(f) of the Investment Company Act of 1940. Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1994 was filed February 28, 1995.

                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS CORE VALUE FUND - INSTITUTIONAL SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166

D. Title and amount of securities being registered (number of shares or other units):




           2,057,722 Shares                             (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:


       $290,000 (Determined on the basis of the closing price on December 7, 1995; i.e. $32.30 per share (See Note Below))


F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:


       $100                            (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       2,057,722 X $32.30 =   $66,464,421

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1994:         739,703 X $32.30 =   $23,892,407
                                      1,309,041 X $32.30 =      $42,282,014(*)

                                                             $   290,000

       Fee at 1/29 of 1%                                     $       100

                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS CORE VALUE FUND - INVESTOR SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166

D. Title and amount of securities being registered (number of shares or other units):


          2,365,700 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:


       $290,000 (Determined on the basis of the closing price on December 7, 1995; i.e. $32.30 per share (See Note Below))


F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:


       $100                            (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       2,365,700 X $32.30 =   $76,412,110

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1994:       1,047,681 X $32.30 =   $33,840,096
                                      1,309,041 X $32.30 =      $42,282,014(*)

                                                             $   290,000

       Fee at 1/29 of 1%                                     $       100

                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS SPECIAL GROWTH FUND - INVESTOR SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166

D. Title and amount of securities being registered (number of shares or other units):


          3,623,865 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:


       $290,000 (Determined on the basis of the closing price on December 7, 1995; i.e. $18.74 per share (See Note Below))


F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:


       $100                            (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       3,623,865 X $18.74 =   $67,911,230

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1994:       1,352,146 X $18.74 =   $25,339,216
                                      2,256,244 X $18.74 =      $42,282,014(*)

                                                             $   290,000

       Fee at 1/29 of 1%                                     $       100

                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       DREYFUS SPECIAL GROWTH FUND - CLASS R SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166

D. Title and amount of securities being registered (number of shares or other units):


          2,615,288 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:


       $289,992 (Determined on the basis of the closing price on December 7, 1995; i.e. $18.96 per share (See Note Below))


F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:


       $100                            (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       2,615,288 X $18.96 =   $49,585,860

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1994:         369,929 X $18.96 =   $ 7,013,854
                                      2,230,064 X $18.96 =      $42,282,014(*)

                                                             $   289,992

       Fee at 1/29 of 1%                                     $       100

                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER LIMITED TERM GOVERNMENT SECURITIES FUND - CLASS A SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166

D. Title and amount of securities being registered (number of shares or other units):


          3,534,649 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:


       $289,998 (Determined on the basis of the closing price on December 7, 1995; i.e. $13.21 per share (See Note Below))


F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:


       $100                            (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       3,534,649 X $13.21 =   $46,692,713

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1994:         311,938 X $13.21 =   $ 4,120,701
                                      3,200,758 X $13.21 =      $42,282,014(*)

                                                             $   289,998

       Fee at 1/29 of 1%                                     $       100

                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER MANAGED INCOME FUND - CLASS A SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166

D. Title and amount of securities being registered (number of shares or other units):


          3,851,880 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:


       $289,997 (Determined on the basis of the closing price on December 7, 1995; i.e. $11.53 per share (See Note Below))


F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:


       $100                            (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       3,851,880 X $11.53 =   $44,412,176

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1994:         159,598 X $11.53 =   $ 1,840,165
                                      3,667,130 X $11.53 =      $42,282,014(*)

                                                             $   289,997

       Fee at 1/29 of 1%                                     $       100

                REGISTRATION STATEMENT FILE NOS. 811-524 AND 33-43846

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C.  20549

For Registration under the Securities Act of 1933 of Securities of Open-End Management Investment Companies registered on Form N-1A.

A.     Exact name of Company specified in Charter:

       PREMIER MANAGED INCOME FUND - CLASS R SHARES

B.     Complete address of Company's principal executive offices:

       c/o The Dreyfus Corporation, 200 Park Avenue, New York, NY  10166

C.     Name and complete address of agent for service:

       Daniel C. Maclean, Esq., The Dreyfus Corporation
       200 Park Avenue, New York, NY  10166

D. Title and amount of securities being registered (number of shares or other units):


          3,958,289 Shares                               (See Note Below)


E. Proposed maximum aggregate offering price to the public of the securities being registered:


       $289,998 (Determined on the basis of the closing price on December 7, 1995; i.e. $11.02 per share (See Note Below))


F. Amount of filing fee, computed at one twenty-ninth of one percent of the proposed maximum aggregate offering price to the public:


       $100                            (See Note Below)


G.     Approximate date of proposed public offering:

       As soon as practicable after the effective date of this Registration Statement, and thereafter from day to day

NOTE:  Shares to be registered pursuant to Rule 24e-2          Aggregate
                                                            Offering Price


       Total Shares Registered:       3,958,289 X $11.02 =   $43,620,345

       Less Adjustment for Shares
       Redeemed in excess of Shares
       Sold during Fiscal Year
       ended December 31, 1994:          95,130 X $11.02 =   $ 1,048,333
                                      3,836,843 X $11.02 =      $42,282,014(*)

                                                             $   289,998

       Fee at 1/29 of 1%                                     $       100

             OPINION AND CONSENT OF KIRKPATRICK & LOCKHART LLP




    An opinion and consent of Kirkpatrick & Lockhart LLP, counsel to the

Registrant, is transmitted herewith as Exhibit 10 to this Amendment to the

Registration Statement.











(*) The Registrant's Rule 24f-2 Notice for the fiscal year ended December 31, 1994 was the final such notice for three of the Registrant's series (i.e., Cash Management Fund, Asset Manager's Fund, and Government Money Fund). The Notice reported $295,974,103 in aggregate net redemptions for these three former series. Accordingly, the Registrant hereby registers an additional $42,282,014 of shares of each of the above-specified classes of the four remaining series ($295,974,103 / 7 = $42,282,014).

                                   SIGNATURES


    Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Amendment to the Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York, on the 28th day of December, 1995.



                               THE DREYFUS/LAUREL FUNDS TRUST

                            BY:  /s/ Marie E. Connolly*
                                 MARIE E. CONNOLLY, PRESIDENT

    Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

        SIGNATURE                       TITLE

/s/ Marie E. Connolly*           President and Treasurer
Marie E. Connolly

/s/ Ruth M. Adams*               Trustee
Ruth M. Adams


/s/ Francis P. Brennan*          Trustee
Francis P. Brennan


/s/ Joseph S. DiMartino*         Trustee
Joseph S. DiMartino


/s/ James M. Fitzgibbons*        Trustee
James M. Fitzgibbons


/s/ J. Tomlinson Fort*           Trustee
J. Tomlinson Fort


/s/ Arthur L. Goeschel*          Trustee
Arthur L. Goeschel


/s/ Kenneth A. Himmel*           Trustee
Kenneth A. Himmel


/s/ Arch S. Jeffery*             Trustee
Arch S. Jeffery

        SIGNATURE                 TITLE


/s/ Stephen J. Lockwood*         Trustee
Stephen J. Lockwood


/s/ Robert D. McBride*           Trustee
Robert D. McBride


/s/ John L. Propst*              Trustee
John L. Propst


/s/ John J. Sciullo*             Trustee
John J. Sciullo


/s/ Roslyn M. Watson*            Trustee
Roslyn M. Watson





*BY: /s/ Eric B. Fischman
     Eric B. Fischman, Attorney-in-Fact




* Signed pursuant to powers of attorney dated April 5, 1995 and incorporated by reference to Post-Effective Amendment No. 94 to the Trust's Registration Statement on Form N-1A filed electronically with the Securities and Exchange Commission on April 10, 1995.